INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of December 31, 2020, the estimated future amortization expenses of internal-use software are as follows:

Year ending December 31,
2021	$1,346
2022	1,346
2023	1,313

$4,005